Schedule I Condensed Non-Consolidated Financial Information of Registrant - Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net loss	$ (148,986)	$ (57,747)	$ (529,072)
Non-cash and non-operating items:
Income tax recovery (expense)	25,482	19,724	12,232
Change in operating assets and liabilities	4,823	14,754	(104,831)
Net operating cash flow	383,306	182,135	544,264
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	527,465	1,325,482	1,007,010
Scheduled repayments of long-term debt and settlement of related swaps	(804,748)	(771,827)	(831,901)
Net proceeds from equity issuances of Teekay Corporation	0	103,655	25,636
Cash dividends paid	(5,523)	(22,082)	(18,977)
Other financing activities	(580)	(671)	1,638
Net financing cash flow	(382,229)	434,786	284,309
INVESTING ACTIVITIES
Other investing activities	0	0	7,613
Net investing cash flow	(50,391)	(663,456)	(1,081,641)
Decrease in cash, cash equivalents, restricted cash and cash held for sale	(49,314)	(46,535)	(253,068)
Cash, cash equivalents, restricted cash and cash held for sale, beginning of the year	505,639	552,174	805,242
Cash, cash equivalents, restricted cash and cash held for sale, end of the year	456,325	505,639	552,174
Teekay Parent
OPERATING ACTIVITIES
Net loss	(111,532)	(705,725)	(362,384)
Non-cash and non-operating items:
Unrealized gain on derivative instruments	(270)	(2,932)	(2,336)
Impairments of investments	103,420	651,473	338,749
Income tax recovery (expense)	(7)	208	251
Stock-based compensation	7,400	7,329	6,952
Dividends-in-kind	(10,000)	(10,000)	(58,000)
Other	19,160	7,453	3,262
Change in operating assets and liabilities	15,314	36,296	(718)
Net operating cash flow	(7,143)	(88,490)	(72,788)
FINANCING ACTIVITIES
Proceeds from issuance of long-term debt, net of issuance costs	250,000	120,713	0
Payments of Debt Issuance Costs	15,029	0	0
Scheduled repayments of long-term debt and settlement of related swaps	(480,851)	(85,654)	0
Advances from affiliates	227,157	39,293	103,400
Net proceeds from equity issuances of Teekay Corporation	0	103,655	25,636
Cash dividends paid	(5,523)	(22,081)	(18,967)
Other financing activities	(637)	(651)	(662)
Net financing cash flow	(24,883)	155,275	109,407
INVESTING ACTIVITIES
Investments in subsidiaries	0	(7,109)	(24,443)
Other investing activities	0	(45)	1,289
Net investing cash flow	0	(7,154)	(23,154)
Decrease in cash, cash equivalents, restricted cash and cash held for sale	(32,026)	59,631	13,465
Cash, cash equivalents, restricted cash and cash held for sale, beginning of the year	81,681	22,050	8,585
Cash, cash equivalents, restricted cash and cash held for sale, end of the year	$ 49,655	$ 81,681	$ 22,050